EMPLOYEE BENEFITS - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFITS
Plan assets	R$ 4,942	R$ 39,196
Total liabilities	1,415,190	1,861,439
Current	39	208
Non-current	1,415,151	1,861,231
Defined contribution pension plan
EMPLOYEE BENEFITS
Plan assets	4,942	39,196
Defined benefit pension plan
EMPLOYEE BENEFITS
Total liabilities	1,083,719	1,441,592
Post-employment health care benefit
EMPLOYEE BENEFITS
Total liabilities	318,181	362,944
Retirement and termination benefits
EMPLOYEE BENEFITS
Total liabilities	R$ 13,290	R$ 56,903